As filed with the Securities and Exchange Commission on December 2, 2005

Commission File Nos. 2-72671

811-3199

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 106	☒

KILICO Variable Annuity Separate Account

(Exact Name of Registrant)

Kemper Investors Life Insurance Company

(Name of Insurance Company)

1400 American Lane, Schaumburg, Illinois	60196
(Address of Insurance Company’s Principal Executive Offices)	(Zip Code)

Insurance Company’s Telephone Number, including Area Code:	(847) 605-6120

James P. Brennan, Sr. Esq.

Kemper Investors Life Insurance Company

3003-77th Avenue, S.E.

Mercer Island, Washington 90840

(Name and Address of Agent for Service)

Copies To:

Frank J. Julian, Esq.	Joan E. Boros, Esq.
Chase Insurance Life and Annuity Company	Jorden Burt LLP
2500 Westfield Drive	1025 Thomas Jefferson Street, N.W.
Elgin, Illinois 60123-7836	Suite 400E
Washington, D.C. 20007

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered: Units of interest in Separate Account under the Contracts

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

SAVINGS CLAUSE

This Amendment to the Registration Statement on Form N-4 (the “Registration Statement”) is being filed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the sole purpose of filing supplements to the May 1, 2005 Kemper Advantage III Prospectus and of making certain changes to Part C of such Registration Statement. Accordingly, except as heretofore amended, this Amendment does not otherwise delete, amend or supersede any Prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement, which are incorporated by reference to the extent required and permitted by applicable law.

SUPPLEMENT DATED DECEMBER 2, 2005

TO PROSPECTUS DATED MAY 1, 2005 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

PERIODIC PAYMENT

VARIABLE ANNUITY CONTRACTS

KEMPER ADVANTAGE III

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

of

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends your Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective December 3, 2005, the ING VP Emerging Markets Fund, Inc. will be reorganized with and into the ING JPMorgan Emerging Markets Equity Portfolio, pursuant to a proxy/voting instruction solicitation of shareholders and affected Contract Owners. To reflect the reorganization, the ING VP Emerging Markets Subaccount will be restructured and renamed the ING JPMorgan Emerging Markets Equity Subaccount as the applicable investment option under the Contracts.

The restructured Subaccount invests in the ING JPMorgan Emerging Markets Equity Portfolio which is a series of the ING Investors Trust. Directed Services, Inc. is the investment adviser and J. P. Morgan Investment Management Inc. is the sub-adviser for the ING JPMorgan Emerging Markets Equity Portfolio. The Portfolio seeks capital appreciation.

After December 3, 2005, all Contract Owners’ interests previously identified as held in the ING VP Emerging Markets Subaccount will be identified as held in the ING JPMorgan Emerging Markets Equity Subaccount. In addition, all transactions previously identified as involving the ING VP Emerging Markets Subaccount will be identified as processed into or through the ING JPMorgan Emerging Markets Equity Subaccount. Thus, all Purchase Payments, transfers, withdrawals, automatic account rebalancing, Dollar Cost Averaging, and other transactions that previously were identified as involving the ING VP Emerging Markets Subaccount will be processed through and identified as the ING JPMorgan Emerging Markets Equity Subaccount. Contract Owners may also instruct us to allocate their Contract Value to any other Subaccount available under the Contract.

**************************

For use in all states

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements to be included in Part B:

Condensed Financial Information

KILICO Variable Annuity Separate Account

Report of Independent Auditors

Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2004

Statement of Operations for the Year Ended December 31, 2004

Statements of Changes in Contract Owners’ Equity for the Years Ended December 31, 2004 and 2003

Notes to Financial Statements

Kemper Investors Life Insurance Company

Report of Independent Registered Public Accounting Firm

Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets, as of December 31, 2004 and 2003

Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Operations, years ended December 31, 2004, 2003 and 2002

Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income (Loss), years ended December 31, 2004, 2003 and 2002

Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Stockholder’s Equity, years ended December 31, 2004, 2003 and 2002

Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Cash Flows, years ended December 31, 2004, 2003 and 2002

Notes to Consolidated Financial Statements

(b) Exhibits:

[5]1.1	A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.

[5]1.2	A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

2.	Not Applicable.

[3]3.1	Distribution Agreement between Investors Brokerage Services, Inc. and KILICO.

[1]3.2	Addendum to Selling Group Agreement of Kemper Financial Services, Inc.

[6]3.3	Selling Group Agreement of Investors Brokerage Services, Inc.

[6]3.4	General Agent Agreement.

[7]4.	Form of Variable Annuity Contract.

[19]4.1	Form of Guaranteed Minimum Death Benefit Rider.

[19]4.2	Form of Earnings Based Death Benefit Rider.

[19]4.3	Form of Guaranteed Retirement Income Benefit Rider.

[7]5.	Form of Application.

[3]6.1	Kemper Investors Life Insurance Company Articles of Incorporation.

[6]6.2	Kemper Investors Life Insurance Company Bylaws.

[2][3]7.	Coinsurance Agreement between KILICO and Chase Insurance Life and Annuity Company (formerly known as Federal Kemper Life Assurance Company).

[2]8.1	Fund Participation Agreement among KILICO, Lexington Natural Resources Trust and Lexington Management Corporation.

[2]8.2	Fund Participation Agreement among KILICO, Lexington Emerging Markets Fund and Lexington Management Corporation.

[2]8.3	Fund Participation Agreement among KILICO, Janus Aspen Series and Janus Capital Corporation.

[7]8.3(a)	Service Agreement between KILICO and Janus Capital Corporation.

[4]8.4(a)	Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[13]8.4(b)	Third Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[4]8.5(a)	Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

[20]8.5(b)	Second Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

[10]8.6(a)	Participation Agreement between KILICO and Scudder Variable Life Investment Fund (now known as Scudder Variable Series I).

[10]8.6(b)	Participating Contract and Policy Agreement between KILICO and Scudder Kemper Investments, Inc.

[10]8.6(c)	Indemnification Agreement between KILICO and Scudder Kemper Investments, Inc.

[15]8.7 (a)	Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

[16]8.7 (b)	Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

[16]8.7(c)	November 1, 1999 Amendment to Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

[16]8.7(d)	November 1, 1999 Amendment to Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

[18]8.8	Fund Participation Agreement between KILICO and J.P. Morgan Series Trust II.

[16]8.9(a)	Fund Participation Agreement by and among The Alger American Fund, KILICO and Fred Alger & Company, Incorporated.

[16]8.9(b)	Service Agreement between Fred Alger Management, Inc. and KILICO (redacted).

[14]8.10	Fund Participation Agreement by and between KILICO and American Century Investment Management, Inc.

[17]8.11	Fund Participation Agreement among KILICO, Kemper Investors Fund (now known as Scudder Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

[22]8.12	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Kemper Investors Life Insurance Company.

[24]8.13(a)

Participation Agreement by and among Kemper Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds), INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

[24]8.13(b)

Administrative Services Agreement by and between INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds) and Kemper Investors Life Insurance Company

[24]8.14(a)	Form of Fund Participation Agreement between KILICO and One Group Investment Trust

[24]8.14(b)	Form of Supplemental Payment Agreement (redacted)

[8]9	Opinion and Consent of Counsel.

[25]10.	Consent of PricewaterhouseCoopers LLP, Independent Accountants.

[12]11.1	Schedule III: Supplementary Insurance Information (years ended December 31, 2003 and 2002).

[12]11.2	Schedule IV: Reinsurance (year ended December 31, 2003).

[9]11.3	Schedule IV: Reinsurance (year ended December 31, 2002).

[11]11.4	Schedule IV: Reinsurance (year ended December 31, 2001).

[12]11.5	Schedule V: Valuation and qualifying accounts (year ended December 31, 2003).

[9]11.6	Schedule V: Valuation and qualifying accounts (year ended December 31, 2002).

[11]11.7	Schedule V: Valuation and qualifying accounts (year ended December 31, 2001).

12.	Not Applicable.

[24]14.	Organizational Charts

[1]	Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

[2]	Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

[3]	Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

[4]	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 filed on or about April 26, 1996.

[5]	Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about February 26, 1997.

[6]	Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

[7]	Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

[8]	Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about March 2, 2001.

[9]	Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2003 filed on or about March 31, 2004.

[10]	Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

[11]	Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2002 filed on or about March 27, 2003.

[12]	Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2004 filed on or about March 30, 2005.

[13]	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

[14]	Incorporated by reference to the Registration Statement on Form S-1 (File No. 333-32840) filed on or about March 20, 2000.

[15]	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

[16]	Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

[17]	Incorporated by reference to Amendment No. 3 to the Registration Statement of KILICO on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

[18]	Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

[19]	Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-32840) filed on or about March 2, 2001.

[20]	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form S-6 filed on or about April 30, 1999 (File No. 333-35159).

[21]	Incorporated herein by reference to Post–Effective Amendment No. 33 to this Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2001.

[22]	Incorporated by reference to Amendment No. 7 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 26, 2001.

[23]	Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 2, 2003.

[24]	Incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2004.

[25]	Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2005.

Item 25. Directors and Officers of Kemper Investors Life Insurance Company

See Exhibit 14 for organizational charts of persons controlled by or under common control with Kemper Investors Life Insurance Company.

Name	Office with KILICO
Diane C. Davis[1]	President , Chief Executive Officer and Director
Matthew Kindsvogel[1]	Executive Vice President, Treasurer , Chief Financial Officer and Director
David A. Bowers[2]	Director
David A. Levinson[2]	Director
Kenneth E. Owens[2]	Director
Thomas D. Davenport[1]	Vice President, Chief Actuary and Director

James P. Brennan, Sr., Esq.1 serves as Chief Compliance Officer for the Registrant.

[1]	The principal business address is 3003-77th Avenue, S.E., Mercer Island, WA 98040
[2]	The principal business address is 1400 American Lane, Schaumburg, IL 60196

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

See Exhibit 14 for organizational charts of persons controlled by or under common control with Kemper Investors Life Insurance Company.

Item 27. Number of Contract Owners

As of September 30, 2005, the Registrant had approximately 98,684 qualified and non-qualified Advantage III Contract Owners.

Item 28. Indemnification

To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company (“KILICO”) provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a) Principal Underwriter

Investors Brokerage Services, Inc. acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C, FKLA Variable Separate Account and Chase Variable Annuity Separate Account.

Item 29.(b) Information Regarding Principal Underwriter, Investors Brokerage Services, Inc.

The address of each officer is 2500 Westfield Drive, Elgin IL 60123-7836.

Name	Position and Offices with Underwriter
James L. Harlin	Chairman and Director
Thomas Higgins	President and Director
Jamie L. Riesterer	Chief Financial Officer
Kenneth N. Olson	Director
Paul K. Miller	Chief Compliance Officer
Frank J. Julian	Secretary

Item 29.(c)

Not applicable.

Item 30. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at (1) 1400 American Lane, Schaumburg, Illinois 60196, (2) 2500 Westfield Drive, Elgin, Illinois 60123-7836, and (3) 3003-77th Ave., S.E., Mercer Island, Washington 98040.

Item 31. Management Services

Not applicable

Item 32. Undertakings and Representations

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

Kemper Investors Life Insurance Company (“KILICO”) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 41 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Mercer Island and the State of Washington on the 1st day of December, 2005.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
(Registrant)

By:	Kemper Investors Life Insurance Company

By:	/s/ Diane C. Davis
Diane C. Davis, President and Chief Executive Officer

KEMPER INVESTORS LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Diane C. Davis
Diane C. Davis, President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment No. 41 to the Registration Statement has been signed by the following persons in the capacities indicated on the 1st day of December, 2005.

Signature	Title
/s/ Diane C. Davis Diane C. Davis	President, Chief Executive Officer and Director (Principal Executive Officer)

Matthew Kindsvogel*/	Executive Vice President, Treasurer, Chief Financial Officer, and Director (Principal Financial Officer and Principal Accounting Officer)

Thomas D. Davenport*/	Vice President, Chief Actuary and Director

David A. Bowers*/	Director

David A. Levinson*/	Director

Kenneth E. Owens*/	Director

/s/ Diane C. Davis *By: Diane C. Davis	On December 1, 2005 as Attorney-in-Fact pursuant to powers of attorney filed herewith or by previous amendment.